Loans and Allowance for Credit Losses - Additional Information on Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 7,740	$ 6,767	$ 5,159
Interest Income Recognized	340	186	99
Commercial loan [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	470	534	693
Interest Income Recognized	18	12	8
Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,314	1,537	1,601
Interest Income Recognized	43	18	2
Residential mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,717	2,557	2,297
Interest Income Recognized	130	100	72
Credit card [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	510	485	418
Interest Income Recognized	28	15	11
Other retail [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	301	164	150
Interest Income Recognized	19	5	6
Total loans, excluding GNMA and covered loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,312	5,277
Interest Income Recognized	238	150
Loans purchased from GNMA [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,448	710
Interest Income Recognized	73	25
Covered loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	980	780
Interest Income Recognized	$ 29	$ 11